Notes Receivable and Accrued Interest	12 Months Ended
Dec. 31, 2015
Notes Receivable and Accrued Interest [Abstract]
Notes Receivable and accrued interest

Note 4 — Notes Receivable and accrued interest

In April 2014, the Company signed a letter of intent with Delta Entertainment Group (‘Delta”) to enter into a reverse merger transaction. In exchange for Delta’s exclusivity until the earlier of the execution of a stock exchange agreement or June 30, 2014, the Company paid Delta $25,000. Delta was to use the $25,000 to become current with its public filings. Since the stock exchange transaction was not executed by June 30, 2014, the $25,000 that the Company provided to Delta reverted to a one year note with an interest rate at 8% per annum. The Company determined that since Delta lacked the financial resources to get current in its public filings, the collectability of the note was doubtful. Accordingly, the Company has not accrued any interest income on the note and has booked a 100% reserve against the note receivable.